NEW STANDARDS, AMENDMENTS AND IFRIC INTERPRETATIONS	12 Months Ended
Dec. 31, 2022
Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
NEW STANDARDS, AMENDMENTS AND IFRIC INTERPRETATIONS	NEW STANDARDS, AMENDMENTS AND IFRIC INTERPRETATIONS
a.New standards and amendments – applicable January 1, 2022
The following standards and interpretations apply for the first time in these financial statements for the financial reporting periods commencing on or after January 1, 2022:
Amendment to IAS 16, "Property, Plant and Equipment"

In May 2020, the IASB issued an amendment to IAS 16, "Property, Plant and Equipment" ("the Amendment"). The Amendment prohibits a company from deducting from the cost of property, plant and equipment ("PP&E") consideration received from the sales of items produced while the company is preparing the asset for its intended use. Instead, the company should recognize such consideration and related costs in profit or loss.

The Amendment is effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The Amendment is to be applied retrospectively, but only to items of PP&E made available for use on or after the beginning of the earliest period presented in the financial statements in which the company first applies the Amendment. The company should recognize the cumulative effect of initially applying the Amendment as an adjustment to the opening balance of retained earnings at the beginning of the earliest period presented.

The Group has applied the requirements of Amendment to IAS 16, "Property, Plant and Equipment". There was no material impact on the Group’s reported financial performance or position.

Amendments to IFRS 3 “Business Combinations”

In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations – Reference to the Conceptual Framework which are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements with a reference to the Conceptual Framework for Financial Reporting, that was issued in March 2018, without significantly changing its requirements.

The IASB added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately.

According to the exception, liabilities and contingent liabilities within the scope of IAS 37 or IFRIC 21 will be recognized on the acquisition date according to the criteria in IAS 37 or IFRIC 21 and not according to the Conceptual Framework.

The Amendments also clarify that contingent assets do not qualify for recognition at the acquisition date.

The Amendments are effective for annual reporting periods beginning on or after January 1, 2022 and apply prospectively. The Group has applied the requirements of Amendment to IFRS 3 “Business Combinations”. There was no material impact on the Group’s reported financial performance or position.

Amendment to IAS 37, "Provisions, Contingent Liabilities and Contingent Assets"
In May 2020, the IASB issued an amendment to IAS 37, regarding which costs a company should include when assessing whether a contract is onerous ("the Amendment"). According to the Amendment, costs of fulfilling a contract include both the incremental costs (for example, raw materials and direct labour) and an allocation of other costs that relate directly to fulfilling a contract (for example, depreciation of an item of property, plant and equipment used in fulfilling the contract).
The Amendment is effective for annual periods beginning on or after January 1, 2022 and applies to contracts for which all obligations in respect thereof have not yet been fulfilled as of January 1, 2022. Early application is permitted.

The Group has applied the requirements of Amendment to IAS 37, "Provisions, Contingent Liabilities and Contingent Assets". There was no material impact on the Group’s reported financial performance or position.

Annual improvements to IFRSs 2019-2021

In May 2020, the IASB issued certain amendments in the context of the Annual Improvements to IFRSs 2019-2021 Cycle (IFRS 9, IFRS 16, IFRS 1 and IAS 41). The main amendment is to IFRS 9, "Financial Instruments" ("the Amendment"). The Amendment clarifies which fees a company should include in the "10% test" described in paragraph B3.3.6 of IFRS 9 when assessing whether the terms of a debt instrument that has been modified or exchanged are substantially different from the terms of the original debt instrument.

The Amendment is effective for annual periods beginning on or after January 1, 2022. Early application was permitted. The Amendment is to be applied to debt instruments that are modified or exchanged commencing from the year in which the Amendment is first applied. The Amendment did not have a material impact on our consolidated financial statements.
b.Forthcoming requirements
In 2021 and 2022, new and revised standards and interpretations have been endorsed but are not yet effective. These comprise:

IFRS 17 Insurance Contracts (effective date January 1, 2023 -deferred from January 1, 2021-)

IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts. The Group believes that the application of the IFRS 17 new rules will not affect our financial statements and key performance indicators as the standard mainly addresses entities that issue insurance contracts or investment contracts with discretionary participation features.
Amendments to IFRS 10 and IAS 28 regarding sale or transfer of assets between an investor and its associate or joint venture
In September 2014, the IASB issued amendments to IFRS 10 and IAS 28 ("the Amendments") regarding the accounting treatment of the sale or transfer of assets (an asset, a group of assets or a subsidiary) between an investor and its associate or joint venture.
According to the Amendments, when the investor loses control of a subsidiary or a group of assets that are not a business in a transaction with its associate or joint venture, the gain will be partially eliminated such that the gain to be recognized is the gain from the sale to the other investors in the associate or joint venture.
According to the Amendments, if the remaining rights held by the investor represent a financial asset as defined in IFRS 9, the gain will be recognized in full.
If the transaction with an associate or joint venture involves loss of control of a subsidiary or a group of assets that are a business, the gain will be recognized in full.
The Amendments are effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively. A mandatory effective date has not yet been determined by the IASB but early adoption is permitted. The Company does not expect the application of the Amendment to have a material impact on its consolidated financial statements.
Amendment to IAS 1, "Presentation of Financial Statements"
In January 2020, the IASB issued an amendment to IAS 1, "Presentation of Financial Statements" ("the Amendment") regarding the criteria for determining the classification of liabilities as current or non-current.
The Amendment includes the following clarifications:
-What is meant by a right to defer settlement;
-That a right to defer must exist at the end of the reporting period;
-That classification is unaffected by the likelihood that an entity will exercise its deferral right;
-That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
The Amendment is effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is evaluating the possible impact of the Amendment on its current loan agreements.
Amendments to IAS 1 and IFRS Practice Statement 2
The IASB amended IAS 1 to require entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.
To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures.
The Amendment is effective for annual periods beginning on or after January 1, 2023. The Group will revisit the disclosures provided in Note 2 upon application of this Amendment.
Amendments to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” regarding to the Definition of Accounting Estimates
The amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current period.
The Amendment is effective for annual periods beginning on or after January 1, 2023. There is no anticipated material impact from these amendments on the Group’s reported financial performance or position.
Amendments to IAS 12 “Income Taxes” regarding to Deferred Tax related to Assets and Liabilities arising from a Single Transaction
The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.
The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:
-right-of-use assets and lease liabilities, and
-decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related assets.
The cumulative effect of recognizing these adjustments is recognized in retained earnings, or another component of equity, as appropriate.
The Amendment is effective for annual periods beginning on or after January 1, 2023. The Company is evaluating the possible impact of the Amendment on its current loan agreements.
There are no other amendments to accounting standards, or IFRIC interpretations that are effective for the year ended December 31, 2022 that might have a material impact on the Group. There are no other amendments to accounting standards, or IFRIC interpretations that are not yet effective that are expected to have a material impact on the Group.